SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenues and Deferred revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue recognition
Total Revenue	¥ 761,451	¥ 1,256,005	¥ 4,424,963
Deferred revenue	46,970	82,643		$ 7,371
Revolving loan products (One Card)
Revenue recognition
Total Revenue	30,604	230,124	1,967,851
Nonrevolving loan products
Revenue recognition
Total Revenue		286,582	134,837
Direct lending program revenue
Revenue recognition
Total Revenue	9,178	519,543	1,979,941
Loan product revenue
Revenue recognition
Total Revenue		847,576	3,590,693
Other revenue
Revenue recognition
Total Revenue	721,669	219,756	342,334
Wealth management product revenue
Revenue recognition
Total Revenue	39,782	188,673	573,355
Others
Revenue recognition
Total Revenue	101,143	175,776	146,723
Sales income
Revenue recognition
Total Revenue	202,960	5,667	114,192
Technical services
Revenue recognition
Total Revenue	417,566	38,313
Loan facilitation services
Revenue recognition
Total Revenue		177,147	3,477,897
Loan facilitation services | Revolving loan products (One Card)
Revenue recognition
Total Revenue		26,376	1,698,133
Loan facilitation services | Nonrevolving loan products
Revenue recognition
Total Revenue		84,485	104,611
Loan facilitation services | Direct lending program revenue
Revenue recognition
Total Revenue		66,286	1,675,153
Post-origination services
Revenue recognition
Total Revenue	39,782	859,102	604,732
Revenue recognized	82,643
Post-origination services | Revolving loan products (One Card)
Revenue recognition
Total Revenue	30,604	203,748	269,718
Post-origination services | Nonrevolving loan products
Revenue recognition
Total Revenue		202,097	30,226
Post-origination services | Direct lending program revenue
Revenue recognition
Total Revenue	9,178	453,257	304,788
Sales income
Revenue recognition
Total Revenue	202,960	5,667
Sales income | Other revenue
Revenue recognition
Total Revenue	202,960	5,667	114,192
Technical services
Revenue recognition
Total Revenue	417,566	38,313
Technical services | Other revenue
Revenue recognition
Total Revenue	417,566	38,313
Other revenue
Revenue recognition
Total Revenue	101,143	175,776	228,142
Other revenue | Other revenue
Revenue recognition
Total Revenue	¥ 101,143	¥ 175,776	¥ 228,142